Information on remuneration	12 Months Ended
Dec. 31, 2018
Information on remuneration [Abstract]
Disclosure of information on remuneration [Text block]

Information on remuneration

Remuneration of the Executive Committee

In 2018, the total remuneration costs relating to the members of the Executive Committee (consisting of 13 members, including the members of the Board of Management) amounted to EUR 26,755,003 (2017: EUR 25,848,741; 2016: EUR 22,433,827) consisting of the elements in the following table.

Philips Group

Remuneration costs of the Executive Committee [1]

in EUR

2016-2018

	2016	2017	2018
Base salary/Base compensation	6,388,667	8,089,063	8,370,406
Annual incentive [2]	5,746,347	6,345,576	5,651,996
Performance shares [3] [4]	5,943,782	6,371,297	8,896,369
Stock options [3]	-	-	-
Restricted share rights [3]	764,311	885,343	492,237
Pension allowances [5]	1,854,129	1,886,963	1,919,839
Pension scheme costs	180,077	408,695	411,028
Other compensation [6]	1,556,514	1,861,803	1,013,128
[1] The Executive Committee consisted of 13 members as per December 31, 2018 (2017: 12 members; 2016: 12 members)
[2] The annual incentives are related to the performance in the year reported which are paid out in the subsequent year.
[3] Costs of performance shares, stock options and restricted share rights are based on accounting standards (IFRS) and do not reflect the value of stock options at the end of the lock up period and the value of performance shares and restricted share rights at the vesting/release date
[4] For 2018, a release of EUR 1,740,520 (2017: EUR 2,469,670; 2016: EUR 0) is included due to non-vesting of performance shares
[5] Pension allowances are gross taxable allowances paid to the Executive Committee members in the Netherlands. These allowances are part of the pension arrangement
[6] The stated amounts mainly concern (share of) allowances to members of the Board of Management that can be considered as remuneration. In a situation where such a share of an allowance can be considered as (indirect) remuneration (for example, private use of the company car), then the share is both valued and accounted for here. The method employed by the fiscal authorities is the starting point for the value stated

At December 31, 2018, the members of the Executive Committee (including the members of the Board of Management) held 333,670 (2017: 541,400; 2016: 750,631) stock options at a weighted average exercise price of EUR 18.99 (2017: EUR 19.82; 2016: EUR 21.17).

Remuneration of the Board of Management

In 2018, the total remuneration costs relating to the members of the Board of Management amounted to EUR 9,848,153 (2017: EUR 7,808,117; 2016: EUR 8,904,859), see table below.

Philips Group

Remuneration costs of individual members of the Board of Management in EUR

2016-2018

	base compensation/salary	annual incentive [1]	performance shares [2]	stock options [2]	restricted share rights [2]	pension allowances [3]	pension schemecosts	other compensation	total costs
2018
F.A. van Houten	1,205,000	1,264,286	2,319,460	-	588	537,181	25,708	39,042	5,391,265
A. Bhattacharya	718,750	637,536	942,220	-	129	217,823	25,708	53,522	2,595,688
M.J. van Ginneken	557,500	362,611	711,806	-	66	168,210	25,708	35,299	1,861,200
	2,481,250	2,264,433	3,973,486	-	783	923,214	77,124	127,863	9,848,153

2017
F.A. van Houten	1,205,000	1,270,166	1,975,277	-	4,034	537,621	25,278	84,053	5,101,429
A. Bhattacharya	687,500	553,392	669,396	-	888	210,450	25,278	100,918	2,247,822
P.A.J. Nota	606,250	429,886	(1,203,992)	-	(188)	236,208	21,065	63,576	152,805
M.J. van Ginneken	91,667	69,168	100,022	-	75	27,796	4,213	13,120	306,061
	2,590,417	2,322,612	1,540,703	-	4,809	1,012,075	75,834	261,667	7,808,117

2016
F.A. van Houten	1,197,500	1,354,227	1,423,538	-	12,041	536,195	24,838	126,703	4,675,042
A. Bhattacharya	650,000	540,072	362,758	-	3,341	201,524	24,838	73,642	1,856,175
P.A.J. Nota	702,500	619,745	683,101	-	9,251	277,649	24,838	56,558	2,373,642
	2,550,000	2,514,044	2,469,397	-	24,633	1,015,368	74,514	256,903	8,904,859
[1] The annual incentives are related to the performance in the year reported which are paid out in the subsequent year. For more details on the annual incentives refer to 2018 Annual Incentive
[2] Costs of performance shares, stock options and restricted share rights are based on accounting standards (IFRS) and do not reflect the value of stock options at the end of the lock up period and the value of performance shares and restricted share rights at the vesting/release date
[3] The stated amounts mainly concern (share of) allowances to members of the Executive Committee that can be considered as remuneration. In a situation where such a share of an allowance can be considered as (indirect) remuneration (for example, private use of the company car), then the share is both valued and accounted for here. The method employed by the fiscal authorities is the starting point for the value stated.

For further information on remuneration costs, see Remuneration costs.

The tables below give an overview of the performance share plans and the stock option plans of the Company, held by the members of the Board of Management:

Philips Group

Number of performance shares (holdings)

in number of shares

2018

	January 1, 2018	awarded 2018	awarded dividend shares 2018	realized 2018	December 31, 2018	vesting date
F.A. van Houten	60,112	-	-	100,207	-	05.05.2018
	62,880	-	1,423	-	64,303	04.29.2019
	74,878	-	1,693	-	76,571	05.11.2020
	-	69,005	1,561	-	70,566	04.27.2021
A. Bhattacharya	12,790 [1]	-	-	21,312	-	05.05.2018
	28,265 [1]	-	640	-	28,905	04.29.2019
	32,623	-	738	-	33,361	05.11.2020
	-	31,138	704	-	31,842	04.27.2021
M.J. van Ginneken	19,185 [1]	-	-	31,981	-	05.05.2018
	22,243 [1]	-	503	-	22,746	04.29.2019
	19,030 [1]	-	431	-	19,461	05.11.2020
	-	24,052	544	-	24,596	04.27.2021
Performance shares (holdings)	332,006	124,195	8,237	153,500	372,351
[1] Awarded before date of appointment as a member of the Board of Management

At December 31, 2018, the members of the Board of Management held 333,670 stock options (2017: 333,670; 2016: 476,200) at a weighted average exercise price of EUR 18.99 (2017: EUR 18.99; 2016: EUR 19.47).

Philips Group

Stock options (holdings)

number of shares

2018

	January, 1 2018	granted	exercised	expired	December 31, 2018	grant price (in euros)	share (closing) price on exercise date	expiry date
F.A. van Houten	20,400	−	−	−	20,400	22.88	−	10.18.2020
	75,000	−	−	−	75,000	20.9	−	04.18.2021
	75,000	−	−	−	75,000	14.82	−	04.23.2022
	55,000	−	−	−	55,000	22.43	−	01.29.2023
A. Bhattacharya	16,500	−	−	−	16,500	22.88	−	10.18.2020
	16,500	−	−	−	16,500	20.9	−	04.18.2021
	20,000	−	−	−	20,000	15.24	−	01.30.2022
	16,500	−	−	−	16,500	14.82	−	04.23.2022
M.J. van Ginneken	5,250	−	−	−	5,250	12.63	−	04.14.2019
	6,720	−	−	−	6,720	24.9	−	04.19.2020
	8,400	−	−	−	8,400	20.9	−	04.18.2021
	10,000	−	−	−	10,000	15.24	−	01.30.2022
	8,400	−	−	−	8,400	14.82	−	04.23.2022
Stock options (holdings)	333,670	−	−	−	333,670		−

See Notes for further information on performance shares and stock options as well 2018 Long-Term Incentive Plan.

The accumulated annual pension entitlements and the pension costs of individual members of the Board of Management are as follows (in EUR):

Philips Group

Accumulated annual pension entitlements and pension-related costs in EUR

2018

	age at December 31, 2018	accumulated annual pension as of December 31, 2018	total pension related costs
F.A. van Houten	58	298,470	562,889
A. Bhattacharya	57	27,383	243,531
M.J. van Ginneken	45	39,552	193,918
Pension costs			1,000,338

When pension rights are granted to members of the Board of Management, necessary payments (if insured) and all necessary provisions are made in accordance with the applicable accounting principles. In 2018, no (additional) pension benefits were granted to former members of the Board of Management.

Remuneration of the Supervisory Board

The remuneration of the members of the Supervisory Board amounted to EUR 1,088,375 (2017: EUR 950,500; 2016: EUR 1,037,209). Former members received no remuneration.

At December 31, 2018 the members of the Supervisory Board held no stock options, performance shares or restricted shares.

The individual members of the Supervisory Board received, by virtue of the positions they held, the following remuneration (in EUR):

Philips Group

Remuneration of the Supervisory Board

in EUR

2016-2018

	membership	committees	other compensation [1]	total
2018 [2]
J.A. van der Veer	140,000	27,500	12,000	179,500
C. Poon	96,250	36,625	22,000	154,875
H. von Prondzynski	85,000	36,625	14,500	136,125
J.P. Tai	85,000	34,625	22,000	141,625
N. Dhawan	85,000	14,250	24,500	123,750
O. Gadiesh	85,000	14,250	22,000	121,250
D.E.I. Pyott	85,000	25,250	32,000	142,250
P.A. Stoffels	38,333	-	8,333	46,667
A.M. Harrison	31,667	-	10,667	42,333
	731,250	189,125	168,000	1,088,375
2017 [2]
J.A. van der Veer	135,000	25,000	7,000	167,000
C. Poon	90,000	32,500	17,000	139,500
H. von Prondzynski	80,000	32,500	19,500	132,000
J.P. Tai	80,000	32,500	32,000	144,500
N. Dhawan	80,000	13,000	27,000	120,000
O. Gadiesh	80,000	13,000	19,500	112,500
D.E.I. Pyott	80,000	23,000	32,000	135,000
	625,000	171,500	154,000	950,500
2016 [2]
J.A. van der Veer	135,000	26,667	7,000	168,667
C. Poon	90,000	32,500	22,000	144,500
C.J.A. van Lede (Jan.-May)	33,333	4,375	2,000	39,708
E. Kist (Jan.-May)	40,000	4,167	2,000	46,167
H. von Prondzynski	80,000	25,000	19,500	124,500
J.P. Tai	80,000	34,167	32,000	146,167
N. Dhawan	80,000	13,000	27,000	120,000
O. Gadiesh	80,000	13,000	19,500	112,500
D.E.I. Pyott	80,000	23,000	32,000	135,000
	698,333	175,876	163,000	1,037,209
[1] The amounts mentioned under other compensation relate to the fee for intercontinental travel, inter-European travel (effective 2015) and the entitlement of EUR 2,000 under the Philips product arrangement
[2] As of 2013, part of the remuneration of members of the Supervisory Board living in the Netherlands is subject to VAT. The amounts mentioned in this table are excluding VAT
Supervisory Board members’ and Board of Management members’ interests in Philips shares

Members of the Supervisory Board and of the Executive Committee are prohibited from writing call and put options or similar derivatives of Philips securities.

Philips Group

Shares held by Board members [1]

in number of shares

2018

	December 31, 2017	December 31, 2018
J. van der Veer	18,366	18,366
H. von Prondzynski	3,851	3,937
J.P. Tai	3,844	3,844
F.A. van Houten	233,119	292,302
A. Bhattacharya	53,974	66,794
M.J. van Ginneken	30,246	47,856
[1] Reference date for board membership is December 31, 2018.